EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Schedule of shareholder ownership

	Shares	Percentage
Ordinary shares held by CNEW	30,000,000	66.3%
Other shareholders	15,249,812	33.7%
Ordinary shares outstanding	45,249,812	100%